Risk Management_Maturity analysis of Offbalance accounts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for off balance sheet item [Abstract]
Guarantees	₩ 12,666,417	₩ 12,859,715
Loan commitments	₩ 97,796,704	₩ 80,760,325